SHARE CAPITAL (Parenthetical) (Details) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Common stock
Disclosure Of Share Capital [Line Items]
Par value per share	$ 500	$ 500
Preference shares [member]
Disclosure Of Share Capital [Line Items]
Par value per share	$ 500	$ 500